Operating leases and other commitment (Tables)	6 Months Ended
Jun. 30, 2022
Summary of Operating lease right-of-use assets
(amounts in dollars)	Total
Balances as of January 1, 2022	$383,969
Renewed office lease	-
Accumulated amortization	(110,997)
Balances as of June 30, 2022	$272,972
(amounts in dollars)	Total
Balances as of January 1, 2021	$422,297
Renewed office lease	184,160
Accumulated amortization	(222,488)
Balances as of December 31, 2021	$383,969

Summary of operating lease liability
(amounts in dollars)	Total

Balances as of January 1, 2022	$391,459
Renewed office lease	-
Repayments of lease liability	(117,039)
Other	9,657
Balances as of June 30, 2022	$284,077
Lease liability due within one year	$232,222
Lease liability long term	$51,855
(amounts in dollars)	Total

Balances as of January 1, 2021	$425,620
Renewed office lease	184,160
Repayments of lease liability	(237,574)
Other	19,253
Balances as of December 31, 2021	$391,459
Lease liability due within one year	$228,651
Lease liability long term	$162,808